Deferred tax (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of NetDeferred Tax Assets and Liabilities has been Recognized

	2022	2021

Deferred tax assets	1,827	131

Deferred tax liabilities	4	1,559

Total net deferred tax liability / (asset)	(1,823)	1,428
The change from a net deferred tax liability at December 31, 2021 to a net deferred tax asset at December 31, 2022 is mainly the result of market movements on financial assets and the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Deferred tax assets comprise temporary differences on:	2022	2021

Real estate	(15)	-

Financial assets	737	(7)

Insurance and investment contracts	1,515	(8)

Deferred expenses, VOBA and other intangible assets	(2,350)	(133)

Defined benefit plans	199	3

Tax losses and credits carried forward	1,288	264

Other	454	11

At December 31	1,827	131

Deferred tax liabilities comprise temporary differences on:	2022	2021

Real estate	-	776

Financial assets	-	1,816

Insurance and investment contracts	-	(1,410)

Deferred expenses, VOBA and other intangible assets	1	1,573

Defined benefit plans	-	(151)

Tax losses and credits carried forward	-	(754)

Other	3	(291)

At December 31	4	1,559

Summary of Deferred Tax
The following table provides a movement schedule of net deferred tax broken-down by those items for which a deferred tax asset or liability has been recognized.

	Real estate	Financial assets	Insurance and invest- ment contracts	Deferred expens- es, VOBA and other intangible assets	Defined benefit plans	Tax losses and credits carried forward	Other	Total

At January 1, 2022	776	1,823	(1,402)	1,706	(154)	(1,018)	(303)	1,428

Charged to income statement	(75)	400	(336)	563	(187)	184	(158)	391

Charged to OCI	(0)	(3,213)	-	-	248	-	1	(2,964)

Net exchange differences	1	180	(72)	88	(12)	(24)	(13)	147

Disposal of a business	(1)	1	3	(5)	-	-	2	(0)

Transfers to disposal groups	(685)	168	195	(1)	(94)	(454)	26	(845)

Transfer (to)/from current income tax	-	-	-	-	-	25	-	25

Transfer (to) /from other headings	-	(95)	97	-	-	-	(3)	(1)

Other	-	-	-	-	-	(1)	(3)	(3)

At December 31, 2022	15	(737)	(1,515)	2,351	(199)	(1,287)	(450)	(1,823)

At January 1, 2021	663	2,156	(1,533)	1,433	(206)	(823)	(366)	1,323

Charged to income statement	113	(113)	217	162	(32)	(140)	54	260

Charged to OCI	(1)	(359)	-	-	100	-	(1)	(261)

Net exchange differences	1	167	(86)	112	(15)	(56)	(20)	103

Transfer (to)/from current income tax	-	-	-	-	-	2	-	2

Transfer (to)/from other headings	-	(29)	-	-	-	(1)	30	-

At December 31, 2021	776	1,823	(1,402)	1,706	(154)	(1,018)	(303)	1,428

Schedule of Loss Carryforward period and Deferred Corporate Income Tax Assets Not Recognized
For the following amounts, arranged by loss carry forward periods, the deferred tax asset is not recognized:

	Gross amounts 1)		Not recognized deferred tax assets

	2022	2021	2022	2021

< 5 years	58	62	16	15

≥ 5 – 10 years	9	24	2	4

≥ 10 – 15 years	-	-	59	55

≥ 15 – 20 years	-	-	-	-

Indefinitely	655	598	169	151

At December 31	721	684	247	224

1
The gross value of state tax loss carry forward is not summarized in the disclosure, due to the fact that the United States files in different state jurisdictions with various applicable tax rates and apportionment rules

Summary of Deferred Corporate Income Tax Asset

	Gross amounts		Deferred tax assets

	2022	2021	2022	2021

Deferred corporate income tax asset dependent on retaining bonds and similar investments until the earlier of market recovery or maturity	6,265	-	1,306	-

Deferred corporate income tax asset dependent on future taxable profits	27	32	7	8

At December 31	6,292	32	1,313	8